Financial instruments by category (Schedule of Total Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities at fair value through profit and loss
Financial liabilities	$ 894,843	$ 555,408
Derivative financial instrument liabilities	15,094	952
Financial liabilities at fair value through profit or loss	15,094	952
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	879,749	554,456
Trade payables [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	63,528	83,991
Payables To LGI [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	3,528	15,000
To be paid to co-venturers [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	5,760	4,803
Lease liabilities [member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	22,347	13,243
Borrowing [Member]
Other Financial Liabilities At Amortised Cost
Other financial liabilities at amortised cost	$ 784,586	$ 437,419